Document and Entity Information	Feb. 27, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 27, 2025
Entity File Number	000-19807
Entity Registrant Name	SYNOPSYS, INC.
Entity Central Index Key	0000883241
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	56-1546236
Entity Address, Address Line One	675 Almanor Ave
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94085
City Area Code	650
Local Phone Number	584-5000
Title of 12(b) Security	Common Stock (par value of $0.01 per share)
Trading Symbol	SNPS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false